ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 94.7%

Advertising – 3.4%
Trade Desk, Inc. (The), Class A*	1,854	$347,717

Biotechnology – 3.5%
Amarin Corp. PLC (Ireland)*(a)	23,399	354,729

Commercial Services – 3.1%
StoneCo Ltd., Class A (Brazil)*	9,170	318,932

Internet – 30.8%
Alphabet, Inc., Class C*	279	340,101
Amazon.com, Inc.*	398	690,892
Baidu, Inc. (China)*(a)	3,412	350,617
Facebook, Inc., Class A*	1,856	330,517
Shopify, Inc., Class A (Canada)*	1,268	395,185
SINA Corp. (China)*	7,800	305,682
Vipshop Holdings Ltd. (China)*(a)	38,999	347,871
Zendesk, Inc.*	4,875	355,290
Total Internet		3,116,155

Semiconductors – 4.1%
Advanced Micro Devices, Inc.*	14,267	413,600

Software – 46.3%
Adobe, Inc.*	1,365	377,081
Alteryx, Inc., Class A*	3,412	366,551
Cloudera, Inc.*	58,498	518,292
Microsoft Corp.	3,436	477,707
MongoDB, Inc.*	3,412	411,078
New Relic, Inc.*	5,850	359,483
Paycom Software, Inc.*	1,950	408,506
salesforce.com, Inc.*	2,437	361,748
ServiceNow, Inc.*	1,462	371,129
Twilio, Inc., Class A*	3,623	398,385
VMware, Inc., Class A	1,950	292,617
Workday, Inc., Class A*	2,047	347,908
Total Software		4,690,485

Telecommunications – 3.5%
Arista Networks, Inc.*	1,463	349,540

Total Common Stocks
(Cost $10,337,604)		9,591,158

MONEY MARKET FUND – 5.9%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.84%(b) (Cost $602,671)	602,671	602,671

REPURCHASE AGREEMENT – 0.0%**(c)
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.29%, total to be received $629, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $640)
(Cost $629)	$629	629

Total Investments – 100.6%
(Cost $10,940,904)		10,194,458
Liabilities in Excess of Other Assets – (0.6%)		(63,438)
Net Assets – 100.0%		$10,131,020

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of September 30, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,591,158	$–	$–	$9,591,158
Money Market Fund	602,671	–	–	602,671
Repurchase Agreement	–	629	–	629
Total	$10,193,829	$629	$–	$10,194,458

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	3.4%
Biotechnology	3.5
Commercial Services	3.1
Internet	30.8
Semiconductors	4.1
Software	46.3
Telecommunications	3.5
Money Market Fund	5.9
Repurchase Agreement	0.0 **
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

**	Less than 0.05%.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2019	Value at 9/30/2019	Dividend Income
AdvisorShares Sabretooth ETF	$1,752,192	$–	$(1,674,314)	$(35,472)	$(42,406)	–	$–	$–

ETF - Exchange Traded Fund